--------------------------------------------------------------------------------
Table of Contents
-------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1996

Report From Your Investment Advisor...................................................          2
Schedules of Portfolio Investments....................................................          5
Statements of Assets and Liabilities..................................................          9
Statements of Operations..............................................................         10
Statements of Changes in Net Assets...................................................         11
Notes to Financial Statements.........................................................         12
Financial Highlights..................................................................         19

                                                                            ----

--------------------------------------------------------------------------------
Report From Your Investment Advisor
-------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1996

WE ARE PLEASED TO PRESENT THIS SEMI-ANNUAL REPORT FOR THE ONE GROUP-REGISTERED TRADEMARK- FAMILY OF MUTUAL FUNDS. ON THE FOLLOWING PAGES, YOU WILL FIND AN OVERVIEW OF THE FINANCIAL MARKETS AND YOUR FUND'S PERFORMANCE FOR THE PERIOD FROM JULY 1, 1996, THROUGH DECEMBER 31, 1996.

DEAR VALUED SHAREHOLDERS:
Thank you for your continued support of The One Group Family of Mutual Funds.

1996 proved to be a rewarding year for stock investors, and a challenging one for bond investors. Stocks maintained the strength they exhibited during 1995 and posted impressive double-digit returns. Bond returns, on the other hand, slipped back into the low single digits, as the market was plagued with volatility.

As strong as the stock market's returns were during 1996, and as disappointing as the bond market's results were, it's important to keep performance--whether good or bad--in perspective. Returns in any single year shouldn't influence your long-term investment strategy.

It's highly unlikely that, over the long term, the stock market will remain as strong as it has been during the past two years, or that the bond market will remain as volatile. While returns may fluctuate over the short term, over the long term the markets tend to adjust for periodic ups and downs so that performance evens out.

These market dynamics underscore the importance of three key investment strategies:

- MAINTAINING A LONG-TERM PERSPECTIVE. Don't let short-term returns distract you from your long-term strategy. Let time work for your investment portfolio. After all, it's time, not timing, that allows investments to realize their full potential.

- ASSET ALLOCATION. Spreading your investment dollars among stocks, bonds and money market securities according to your goals, time frame and risk tolerance exposes your money to opportunities from each major asset class.

- DIVERSIFICATION. Investing in a variety of securities within each asset class may enhance your returns while helping to reduce overall portfolio risk.

We believe that following these principles is critical to long-term investment success. Nevertheless, it sometimes is difficult for individual investors to implement these strategies in their own investment plans. The One Group is always working on new ways to make investing easy and convenient. And now, taking advantage of these investment techniques has never been simpler.

Four new funds--THE ONE GROUP INVESTOR FUNDS-- take the time and complexity out of allocating your assets and assembling a diversified investment portfolio. They offer a convenient way to enjoy asset allocation and broad diversification from ONE investment.

Each of The One Group Investor Funds is targeted toward a specific investment objective, such as growth, income or a combination of the two. In striving to meet these objectives, the investment professionals managing The One Group Investor Funds invest in a combination of mutual funds from The One Group family. So, by investing in the SINGLE One Group Investor Fund best suited to your goals, you enjoy instant diversification and professional asset allocation.

The One Group Investor Funds are suitable for various investment goals, including one of the most important--retirement. Because they offer a single source for asset allocation and broad diversification, they may be ideal investments for THE ONE GROUP IRA.

The One Group IRA can be one of the smartest ways to save for retirement:

- All workers AND non-working spouses may contribute up to $2,000 A YEAR.

- You accumulate TAX-DEFERRED EARNINGS during your working years.

- For certain investors, some or all of the $2,000 annual IRA contribution limit may be TAX-DEDUCTIBLE.

There's still time to make your IRA investment for the 1996 income tax year; the deadline is April 15. All it takes is a minimum of $25 to set up your IRA, as long as you sign up for systematic investing. Otherwise, the minimum is $250. And, if you maintain a balance of at least $1,000, The One Group will waive the annual IRA maintenance fee.

----
 2

--------------------------------------------------------------------------------
Report From Your Investment Advisor, continued
--------------------------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1996

We invite you to learn more about The One Group Investor Funds and The One Group IRA by calling 1-800-480-4111, or by visiting The One Group web site at WWW.ONEGROUP.COM. From here, you quickly can access a variety of fund-related information, including prices, performance updates, fund manager biographies and more. In addition, you will find an interactive asset allocation tool with which you can determine your investor profile and select an appropriate model portfolio.

Thank you again for the confidence you have shown in The One Group Family of Mutual Funds. Your ongoing support is appreciated as The One Group continues to make investing rewarding and convenient.

Sincerely,

      [/S/ DAVID J KUNDERT]
David J. Kundert
PRESIDENT & CEO
BANC ONE INVESTMENT ADVISORS CORPORATION,
INVESTMENT ADVISOR TO THE ONE GROUP

                            [DAVID J. KUNDERT PHOTO]

For more complete information about The One Group Investor Funds and The One Group IRA, including charges and expenses, you may obtain a prospectus by calling The One Group at 1-800-480-4111. Please read the prospectus carefully before you invest.

                                                                            ----

--------------------------------------------------------------------------------
Report From Your Investment Advisor, continued
--------------------------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1996

ECONOMY STAYS ON STEADY COURSE
Economic growth during the second half of 1996 started out on unstable ground, with inventory accumulation representing approximately 75% of the third quarter's 2.1% GDP growth. When growth is backed by a surge in inventories, it is not sustainable. During the fourth quarter, though, a decline in the level of reported inventories revealed virtually no contribution from this component toward the 4.7% overall growth rate. This demonstrated that the composition of growth as the year ended was much more solid than it was in the third quarter.

EXPECTED FED ACTION DOESN'T MATERIALIZE
While short-term interest rates, such as the three-month Treasury bill rate, seem to have remained relatively stable from the beginning of the six-month period, when they were 5.23%, to the end, when they were 5.17%, there was, in fact, significant volatility in between. After a surge in GDP growth in the second quarter--to 4.7%--the bond market became convinced that a tightening by the Federal Reserve was necessary, causing rates on the two-year Treasury note to climb as high as 6.43%. The Fed, however, left its monetary policy unchanged, and short-term rates came back down.

With regard to adjusting monetary policy, the Fed remained idle during the second half of the year. In fact, the only Fed action for all of 1996 came on Jan. 31, when it cut the federal funds rate by 0.25%. Nevertheless, the Fed continued to nurture economic growth during the second half, as it was able to largely ignore the tightness of the labor market and increased labor costs that characterized the period. The Fed's current philosophy continues to be somewhat preemptive in nature, but not as preemptive as it was in 1994, when it first introduced this philosophy to the financial markets.

LONG-TERM RATES DECLINE
Investor concerns about stronger economic growth diminished during the final few months of the year, as the market became more hopeful that economic growth eventually would slow down. As a result, long-term interest rates toward the latter half of the year proceeded to decline even in the wake of higher inflation.

Consumer prices slowly increased during the period, ending the year up 3.3% on a year-over-year basis. Prices at the beginning of the six-month period were rising only 2.8% on a year-over-year basis. The decline in long-term rates occurred on the bond market's expectation that inflation in 1997 would be a lot more subdued, and slower economic growth would take some wind out of inflationary pressures.

The decline in long-term interest rates during the second half of the year continued to add overall support to the country's stock market. In addition, it may have offered the housing sector a helping hand. In November, for example, housing starts posted a gain of 9.3%, which represented the highest monthly growth rate since July 1995, when housing starts were up 11.5%. Nevertheless, by year-end, we observed that poor weather in the West caused December's housing starts to plunge by 12.2%.

WHAT'S IN STORE FOR 1997
After growing at a rate of 2.5% in 1996, we think the economy may slow down in 1997, as growth softens. Some of this slowdown is likely to be caused by a continued dampening of growth in consumer credit.

As growth slows, consumer prices should increase by approximately 3.5% (on a year-over-year basis) in 1997, due to growing labor cost pressures. This factor is likely to push long-term interest rates up during the year. After starting the year at 6.5%, we believe that the 30-year Treasury bond may peak during the second half of the year and then fall back to approximately 6.9% in the fourth quarter if economic growth slows.

One of the major uncertainties for the bond market in the first half of 1997 will be whether or not the tight labor market persists, and, furthermore, whether it will result in much firmer consumer prices. Current bond prices suggest that the market remains optimistic, but in the event that these pressures translate into much higher prices, the bond market may encounter great difficulty in the first half of the year.

We suspect that the Federal Reserve may combat rising consumer prices with an increase in short-term interest rates. Our preliminary projections show that the federal funds rate may move up during the first half of 1997, which should place some downward pressure on stock prices.

   [/S/ ANTHONY CHAN]
Anthony Chan, Ph.D.
VICE PRESIDENT AND CHIEF ECONOMIST
BANC ONE INVESTMENT ADVISORS CORPORATION

----
 4

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INVESTOR GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

                               SECURITY                       MARKET
  SHARES                      DESCRIPTION                      VALUE
----------  -----------------------------------------------  ---------
 INVESTMENT COMPANIES (100.0%):
       185  The One Group Disciplined Value Fund
              Fiduciary Class..............................  $   2,615
        88  The One Group Government Bond Fund
              Fiduciary Class..............................        858
       120  The One Group Growth Opportunities Fund
              Fiduciary Class..............................      2,041
        73  The One Group Income Bond Fund
              Fiduciary Class..............................        687
        52  The One Group Intermediate Bond Fund
              Fiduciary Class..............................        516
       104  The One Group International Equity Index Fund
              Fiduciary Class..............................      1,562

                               SECURITY                       MARKET
  SHARES                      DESCRIPTION                      VALUE
----------  -----------------------------------------------  ---------

INVESTMENT COMPANIES, CONTINUED:

       235  The One Group Large Company Growth Fund
              Fiduciary Class..............................  $   3,760
       359  The One Group Large Company Value Fund
              Fiduciary Class..............................      4,666
        33  The One Group Limited Volatility Bond Fund
              Fiduciary Class..............................        345
       189  The One Group Prime Money Market Fund
              Fiduciary Class..............................        189
                                                             ---------
  Total Investment Companies                                    17,239
                                                             ---------
  Total (Cost--$17,336)(a)                                   $  17,239
                                                             ---------
                                                             ---------

------------

Percentage indicated are based on net assets of $17,237.

      (a)  Represents cost for Federal income tax purposes and differs from value by net unrealized depreciation as follows:

Unrealized appreciation..........................................................  $      14
Unrealized depreciation..........................................................       (111)
                                                                                   ---------
Net unrealized depreciation......................................................  $     (97)
                                                                                   ---------
                                                                                   ---------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INVESTOR GROWTH & INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

                               SECURITY                       MARKET
  SHARES                      DESCRIPTION                      VALUE
----------  -----------------------------------------------  ---------
 INVESTMENT COMPANIES (100.0%):
       150  The One Group Disciplined Value Fund
              Fiduciary Class..............................  $   2,121
       235  The One Group Government Bond Fund
              Fiduciary Class..............................      2,279
       100  The One Group Growth Opportunities Fund
              Fiduciary Class..............................      1,694
       221  The One Group Income Bond Fund
              Fiduciary Class..............................      2,091
        96  The One Group Intermediate Bond Fund
              Fiduciary Class..............................        952
        90  The One Group International Equity Index Fund
              Fiduciary Class..............................      1,345
       192  The One Group Large Company Growth Fund
              Fiduciary Class..............................      3,071

                               SECURITY                       MARKET
  SHARES                      DESCRIPTION                      VALUE
----------  -----------------------------------------------  ---------

INVESTMENT COMPANIES, CONTINUED:

       309  The One Group Large Company Value Fund
              Fiduciary Class..............................  $   4,016
        73  The One Group Limited Volatility Bond Fund
              Fiduciary Class..............................        764
       340  The One Group Prime Money Market Fund
              Fiduciary Class..............................        340
        39  The One Group Ultra Short-Term Income Fund
              Fiduciary Class..............................        383
                                                             ---------
  Total Investment Companies                                    19,056
                                                             ---------
  Total (Cost--$19,112) (a)                                  $  19,056
                                                             ---------
                                                             ---------

------------

Percentages indicated are based on net assets of $19,056.

      (a)  Represents cost for Federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation......................................................................  $      49
Unrealized depreciation......................................................................       (105)
                                                                                               ---------
Net unrealized depreciation..................................................................  $     (56)
                                                                                               ---------
                                                                                               ---------

SEE NOTES TO FINANCIAL STATEMENTS.

----
 6

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INVESTOR CONSERVATIVE GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

                                SECURITY                        MARKET
  SHARES                      DESCRIPTION                        VALUE
----------  ------------------------------------------------  -----------
 INVESTMENT COMPANIES (100.0%):
        26  The One Group Disciplined Value Fund
              Fiduciary Class...............................   $     368
       252  The One Group Government Bond Fund
              Fiduciary Class...............................       2,448
        21  The One Group Growth Opportunities Fund
              Fiduciary Class...............................         360
       220  The One Group Income Bond Fund
              Fiduciary Class...............................       2,086
        91  The One Group Intermediate Bond Fund
              Fiduciary Class...............................         908
        18  The One Group International Equity Index Fund
              Fiduciary Class...............................         274
        34  The One Group Large Company Growth Fund
              Fiduciary Class...............................         542

                                SECURITY                        MARKET
  SHARES                      DESCRIPTION                        VALUE
----------  ------------------------------------------------  -----------

INVESTMENT COMPANIES, CONTINUED:

        56  The One Group Large Company Value Fund
              Fiduciary Class...............................   $     729
        69  The One Group Limited Volatility Bond Fund
              Fiduciary Class...............................         728
       331  The One Group Prime Money Market Fund
              Fiduciary Class...............................         331
        37  The One Group Ultra Short-Term Income Fund
              Fiduciary Class...............................         366
                                                              -----------
  Total Investment Companies                                       9,140
                                                              -----------
  Total (Cost--$9,203) (a)                                     $   9,140
                                                              -----------
                                                              -----------

------------

Percentages indicated are based on net assets of $9,141.

      (a)  Represents cost for Federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation...........................................................  $       2
Unrealized depreciation...........................................................        (65)
                                                                                          ---
Net unrealized depreciation.......................................................  $     (63)
                                                                                          ---
                                                                                          ---

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INVESTOR BALANCED FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

                                                              MARKET
  SHARES                 SECURITY DESCRIPTION                  VALUE
----------  -----------------------------------------------  ---------
 INVESTMENT COMPANIES (100.0%):
       248  The One Group Disciplined Value Fund
              Fiduciary Class..............................  $   3,518
       848  The One Group Government Bond Fund
              Fiduciary Class..............................      8,229
       152  The One Group Growth Opportunities Fund
              Fiduciary Class..............................      2,571
       778  The One Group Income Bond Fund
              Fiduciary Class..............................      7,366
       349  The One Group Intermediate Bond Fund
              Fiduciary Class..............................      3,472
       146  The One Group International Equity Index Fund
              Fiduciary Class..............................      2,186
       324  The One Group Large Company Growth Fund
              Fiduciary Class..............................      5,178

                                                              MARKET
  SHARES                 SECURITY DESCRIPTION                  VALUE
----------  -----------------------------------------------  ---------

INVESTMENT COMPANIES, CONTINUED:

       470  The One Group Large Company Value Fund
              Fiduciary Class..............................  $   6,101
       249  The One Group Limited Volatility Bond Fund
              Fiduciary Class..............................      2,608
       682  The One Group Prime Money Market Fund
              Fiduciary Class..............................        682
       133  The One Group Ultra Short-Term Income Fund
              Fiduciary Class..............................      1,308
                                                             ---------
  Total Investment Companies                                    43,219
                                                             ---------
  Total (Cost--$43,465) (a)                                  $  43,219
                                                             ---------
                                                             ---------

------------

Percentages indicated are based on net assets of $43,220.

      (a)  Represents cost for Federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation.........................................................  $      42
Unrealized depreciation.........................................................       (288)
                                                                                  ---------
Net unrealized depreciation.....................................................  $    (246)
                                                                                  ---------
                                                                                  ---------

SEE NOTES TO FINANCIAL STATEMENTS.

----
 8

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1996
(Unaudited)

                                                                       (Amounts in Thousands,
                                                                     except per share amounts)

                                                                                      INVESTOR
                                                 INVESTOR GROWTH  INVESTOR GROWTH   CONSERVATIVE       INVESTOR
                                                      FUND         & INCOME FUND     GROWTH FUND     BALANCED FUND
                                                 ---------------  ---------------  ---------------  ---------------
ASSETS:
Investments, at value (cost $17,336; $19,112;
 $9,203; and $43,465, respectively)............     $  17,239        $  19,056        $   9,140        $  43,219
                                                      -------          -------          -------          -------
Distributions receivable.......................            23               35               27               92
Receivable for capital shares issued...........         1,173               27                2            6,320
                                                      -------          -------          -------          -------
TOTAL ASSETS...................................        18,435           19,118            9,169           49,631
                                                      -------          -------          -------          -------
LIABILITIES:
Cash overdraft.................................         1,175               27                1            6,319
Dividends payable..............................            21               33               26               89
Accrued expenses and other payables............             2                2                1                3
                                                      -------          -------          -------          -------
TOTAL LIABILITIES..............................         1,198               62               28            6,411
                                                      -------          -------          -------          -------
NET ASSETS:
Capital........................................        17,334           19,119            9,204           43,466
Accumulated undistributed net realized losses
 from investment transactions..................            --               (7)              --               --
Unrealized depreciation from investments.......           (97)             (56)             (63)            (246)
                                                      -------          -------          -------          -------
NET ASSETS.....................................     $  17,237        $  19,056        $   9,141        $  43,220
                                                      -------          -------          -------          -------
                                                      -------          -------          -------          -------
Net Assets:
    Fiduciary..................................     $  17,237        $  19,056        $   9,141        $  43,220
    Class A (b)................................            --               --               --               --
    Class B (b)................................            --               --               --               --
                                                      -------          -------          -------          -------
Total..........................................     $  17,237        $  19,056        $   9,141        $  43,220
                                                      -------          -------          -------          -------
                                                      -------          -------          -------          -------
Outstanding Units of Beneficial Interest
 (Shares):
    Fiduciary..................................         1,734            1,917              920            4,350
    Class A (b)................................            --               --               --               --
    Class B (b)................................            --               --               --               --
                                                      -------          -------          -------          -------
Total..........................................         1,734            1,917              920            4,350
                                                      -------          -------          -------          -------
                                                      -------          -------          -------          -------
NET ASSET VALUE:
Fiduciary
    Offering and redemption price per share....     $    9.94        $    9.94        $    9.94        $    9.94
                                                      -------          -------          -------          -------
                                                      -------          -------          -------          -------
Class A
    Redemption price per share.................     $    9.96        $    9.94        $    9.93        $    9.95
                                                      -------          -------          -------          -------
                                                      -------          -------          -------          -------
    Maximum sales charge.......................          4.00%            4.00%            4.00%            4.00%
                                                      -------          -------          -------          -------
                                                      -------          -------          -------          -------
    Maximum offering price per share (100%/
      (100%-maximum sales charge) of net asset
      value adjusted to nearest cent)..........     $   10.38        $   10.35        $   10.34        $   10.36
                                                      -------          -------          -------          -------
                                                      -------          -------          -------          -------
Class B
    Offering price per share (a)...............     $    9.96        $    9.94        $    9.93        $    9.95
                                                      -------          -------          -------          -------
                                                      -------          -------          -------          -------

----------

      (a)  Redemption price per Class B share varies based on length of time shares are held.

      (b)  Dollar and share amounts are less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF OPERATIONS
(Unaudited)

                                                                         (Amounts in Thousands)

                                                                                                     INVESTOR
                                                        INVESTOR GROWTH     INVESTOR GROWTH &   CONSERVATIVE GROWTH
                                                             FUND              INCOME FUND             FUND
                                                      -------------------  -------------------  -------------------
                                                       DECEMBER 10, 1996    DECEMBER 10, 1996    DECEMBER 10, 1996
                                                       THROUGH DECEMBER     THROUGH DECEMBER     THROUGH DECEMBER
                                                         31, 1996 (a)         31, 1996 (a)         31, 1996 (a)
                                                      -------------------  -------------------  -------------------
INVESTMENT INCOME:
Distribution income.................................       $      23            $      35            $      27
                                                                 ---                  ---                  ---
EXPENSES:
Investment advisory fees*...........................              --                   --                   --
12b-1 fees (Class A)*...............................              --                   --                   --
12b-1 fees (Class B)*...............................              --                   --                   --
Registration and filing fees........................               1                    1                   --
Printing costs......................................               1                   --                   --
Other...............................................              --                    1                    1
                                                                 ---                  ---                  ---
Total expenses before waivers.......................               2                    2                    1
Less waivers*.......................................              --                   --                   --
                                                                 ---                  ---                  ---
NET EXPENSES........................................               2                    2                    1
                                                                 ---                  ---                  ---
Net Investment Income...............................              21                   33                   26
                                                                 ---                  ---                  ---
REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investment transactions....              --                   (7)                  --
Net change in unrealized depreciation from
 investments........................................             (97)                 (56)                 (63)
                                                                 ---                  ---                  ---
Net realized/unrealized losses from investments.....             (97)                 (63)                 (63)
                                                                 ---                  ---                  ---
Change in net assets resulting from operations......       $     (76)           $     (30)           $     (37)
                                                                 ---                  ---                  ---
                                                                 ---                  ---                  ---


                                                      INVESTOR BALANCED
                                                            FUND
                                                      -----------------
                                                      DECEMBER 10, 1996
                                                      THROUGH DECEMBER
                                                        31, 1996 (a)
                                                      -----------------
INVESTMENT INCOME:
Distribution income.................................      $      92
                                                              -----
EXPENSES:
Investment advisory fees*...........................             --
12b-1 fees (Class A)*...............................             --
12b-1 fees (Class B)*...............................             --
Registration and filing fees........................              1
Printing costs......................................              1
Other...............................................              1
                                                              -----
Total expenses before waivers.......................              3
Less waivers*.......................................             --
                                                              -----
NET EXPENSES........................................              3
                                                              -----
Net Investment Income...............................             89
                                                              -----
REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investment transactions....             --
Net change in unrealized depreciation from
 investments........................................           (246)
                                                              -----
Net realized/unrealized losses from investments.....           (246)
                                                              -----
Change in net assets resulting from operations......      $    (157)
                                                              -----
                                                              -----

---------

      (a)  Period from commencement of operations.

        *  Amounts charged are less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

----10

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(Unaudited)

                                                                                 (Amounts in Thousands)

                                                                                INVESTOR        INVESTOR
                                                                INVESTOR        GROWTH &      CONSERVATIVE       INVESTOR
                                                              GROWTH FUND     INCOME FUND      GROWTH FUND    BALANCED FUND
                                                             --------------  --------------  ---------------  --------------
                                                              DECEMBER 10,    DECEMBER 10,    DECEMBER 10,     DECEMBER 10,
                                                              1996 THROUGH    1996 THROUGH    1996 THROUGH     1996 THROUGH
                                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                1996 (a)        1996 (a)        1996 (a)         1996 (a)
                                                             --------------  --------------  ---------------  --------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net Investment Income..................................    $       21      $       33       $      26       $       89
    Net realized losses from investment transactions.......            --              (7)             --               --
    Net change in unrealized depreciation from
      investments..........................................           (97)            (56)            (63)            (246)
                                                                  -------         -------          ------          -------
Change in net assets resulting from operations.............           (76)            (30)            (37)            (157)
                                                                  -------         -------          ------          -------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
    From net investment income.............................           (21)            (33)            (26)             (89)
                                                                  -------         -------          ------          -------
Change in net assets from shareholder distributions........           (21)            (33)            (26)             (89)
                                                                  -------         -------          ------          -------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued............................        17,354          19,516           9,233           43,695
    Cost of shares redeemed................................           (20)           (397)            (29)            (229)
                                                                  -------         -------          ------          -------
Change in net assets from share transactions...............        17,334          19,119           9,204           43,466
                                                                  -------         -------          ------          -------
Change in net assets.......................................        17,237          19,056           9,141           43,220
NET ASSETS:
    Beginning of period....................................            --              --              --               --
                                                                  -------         -------          ------          -------
    End of period..........................................    $   17,237      $   19,056       $   9,141       $   43,220
                                                                  -------         -------          ------          -------
                                                                  -------         -------          ------          -------
SHARE TRANSACTIONS:
    Issued.................................................         1,736           1,958             923            4,373
    Redeemed...............................................            (2)            (41)             (3)             (23)
                                                                  -------         -------          ------          -------
Change in shares...........................................         1,734           1,917             920            4,350
                                                                  -------         -------          ------          -------
                                                                  -------         -------          ------          -------

---------

      (a)  Period from commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1996
(Unaudited)

1.  ORGANIZATION:

    The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The Trust is registered to offer four classes of shares: Fiduciary, Class A, Class B and Service. The Trust currently consists of thirty active funds. The accompanying financial statements and financial highlights are those of the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund (individually a "Fund", collectively the "Funds") only. The Funds are each offered in Fiduciary Class, Class A and Class B Shares. Class A Shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectuses. Certain redemptions of Class B Shares are subject to contingent deferred sales charges in accordance with the Funds' prospectuses.

    The Funds investment objectives are as follows:

FUND                                           OBJECTIVE
---------------------------------------------  --------------------------------------------------------------------
Investor Growth Fund                           The Fund seeks long-term capital appreciation by investing primarily in a diversified group of The One Group Mutual Funds which invest primarily in equity securities. Current income is a secondary objective.

Investor Growth & Income Fund                  The Fund seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of The One Group
                                                Mutual Funds which invest primarily in equity securities.

Investor Conservative Growth Fund              The Fund seeks capital appreciation and income by investing primarily in a diversified group of The One Group Mutual Funds which invest primarily in equity and fixed income securities.
                                                Current income is a secondary objective.

Investor Balanced Fund                         The Fund seeks high total return consistent with the preservation of capital by investing primarily in a diversified group of The One
                                                Group Mutual Funds which invest primarily in equity and fixed income securities.

2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Investments in The One Group Mutual Funds are valued at the closing net asset value per share of each of The One Group Mutual Funds on the day of valuation. Listed securities are valued at the last sales price on the principal exchange where such securities are traded. Unlisted securities or listed securities for which last sales prices are not available are valued at the mean of the latest bid and asked priced in the principal market where such securities are traded. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of

CONTINUED

----12

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)
     valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which there are no such quotations or valuations are valued at fair value as determined in good faith by the Adviser under the direction of the Board of Trustees.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered loans in the 1940 Act.

     WRITTEN OPTIONS

     The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

     FUTURES CONTRACTS

     The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

     INDEXED SECURITIES

     The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

     MORTGAGE ROLLS

     The Funds may enter into mortgage "dollar rolls" in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or from the difference between the current sales price and the lower forward price for the future purchase.

CONTINUED

                                                                          13----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)

     SECURITIES LENDING

     To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of December 31, 1996, the Funds had no securities on loan.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid monthly for the Funds. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, which affect shareholder distributions, will be reclassified to additional paid-in capital.

     FEDERAL INCOME TAXES

     The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

CONTINUED

----14

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)

3.  SHARES OF BENEFICIAL INTEREST:

    The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Currently, shares of the Trust are registered to be offered through forty series and four classes: Fiduciary, Class A, Class B and Service. As of December 31, 1996 there were no shareholders in the Service Class. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the period ended December 31, 1996:

CONTINUED

                                                                          15----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)

                                          (Amounts in Thousands)

                                                                  INVESTOR       INVESTOR
                                                   INVESTOR       GROWTH &     CONSERVATIVE     INVESTOR
                                                  GROWTH FUND    INCOME FUND    GROWTH FUND   BALANCED FUND
                                                 -------------  -------------  -------------  -------------
                                                 DECEMBER 10,   DECEMBER 10,   DECEMBER 10,   DECEMBER 10,
                                                 1996 THROUGH   1996 THROUGH   1996 THROUGH   1996 THROUGH
                                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                   1996 (a)       1996 (a)       1996 (a)       1996 (a)
                                                 -------------  -------------  -------------  -------------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued..................    $  17,354      $  19,516      $   9,233      $  43,695
  Dividends reinvested.........................           --             --             --             --
  Cost of shares redeemed......................          (20)          (397)           (29)          (229)
                                                 -------------  -------------  -------------  -------------
  Change in net assets from Fiduciary share
    transactions...............................    $  17,334      $  19,119      $   9,204      $  43,466
                                                 -------------  -------------  -------------  -------------
                                                 -------------  -------------  -------------  -------------
CLASS A SHARES: (b)
  Proceeds from shares issued..................    $      --      $      --      $      --      $      --
  Dividends reinvested.........................           --             --             --             --
  Cost of shares redeemed......................           --             --             --             --
                                                 -------------  -------------  -------------  -------------
  Change in net assets from Class A share
    transactions...............................    $       0      $       0      $       0      $       0
                                                 -------------  -------------  -------------  -------------
                                                 -------------  -------------  -------------  -------------
CLASS B SHARES: (b)
  Proceeds from shares issued..................    $      --      $      --      $      --      $      --
  Dividends reinvested.........................           --             --             --             --
  Cost of shares redeemed......................           --             --             --             --
                                                 -------------  -------------  -------------  -------------
  Change in net assets from Class B share
    transactions...............................    $       0      $       0      $       0      $       0
                                                 -------------  -------------  -------------  -------------
                                                 -------------  -------------  -------------  -------------

SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued.......................................        1,736          1,958            923          4,373
  Reinvested...................................           --             --             --             --
  Redeemed.....................................           (2)           (41)            (3)           (23)
                                                 -------------  -------------  -------------  -------------
  Change in Fiduciary Shares...................        1,734          1,917            920          4,350
                                                 -------------  -------------  -------------  -------------
                                                 -------------  -------------  -------------  -------------
CLASS A SHARES: (b)
  Issued.......................................           --             --             --             --
  Reinvested...................................           --             --             --             --
  Redeemed.....................................           --             --             --             --
                                                 -------------  -------------  -------------  -------------
  Change in Class A Shares.....................            0              0              0              0
                                                 -------------  -------------  -------------  -------------
                                                 -------------  -------------  -------------  -------------
CLASS B SHARES: (b)
  Issued.......................................           --             --             --             --
  Reinvested...................................           --             --             --             --
  Redeemed.....................................           --             --             --             --
                                                 -------------  -------------  -------------  -------------
  Change in Class B Shares.....................            0              0              0              0
                                                 -------------  -------------  -------------  -------------
                                                 -------------  -------------  -------------  -------------

---------

      (a)  Period from commencement of operations.

      (b)  Dollar and share amounts are less than 1,000.

CONTINUED

----16

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)

4.  INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

    The Trust and Banc One Investment Advisors Corporation (the "Adviser") are parties to an investment advisory agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.05% of the average net assets of the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund, respectively.

    The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and payable monthly, at an annual rate of 0.10% on the first $500 million of the Fund's average daily net assets, 0.075% of the Fund's average daily net assets between $500 million and $1 billion, and 0.05% of the Fund's average daily net assets when Fund assets exceed $1 billion. The Adviser also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Adviser. Pursuant to this agreement, the Adviser performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

    The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A and Class B Shares are subject to a distribution and shareholder services plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A Shares of each of the Funds and 1.00% of the average daily net assets of the Class B Shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A Shares of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks, (including affiliates of the Adviser), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Fiduciary Class Shares of each Fund are offered without distribution fees. For the period ended December 31, 1996 the Distributor did not receive any commissions earned on sales of Class A Shares or redemptions of Class B Shares.

    Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

    The Adviser, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees and to reimburse the Funds for certain expenses. For the period ended December 31, 1996, the Adviser, Administrator and Distributor each waived fees totaling less than one thousand dollars.

5.  SECURITIES TRANSACTIONS:

    The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the period ended December 31, 1996 were as follows (amounts in thousands):

                                                                      U.S. GOVERNMENT
                                                                         SECURITIES           OTHER SECURITIES
                                                                   ----------------------  ----------------------
                                                                    PURCHASES     SALES     PURCHASES     SALES
                                                                   -----------  ---------  -----------  ---------
Investor Growth Fund.............................................   $  --       $  --       $  17,147   $  --
Investor Growth & Income Fund....................................      --          --          19,163   $     385
Investor Conservative Growth Fund................................      --          --           8,872      --
Investor Balanced Fund...........................................      --          --          42,783      --

CONTINUED

                                                                          17----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)

6.  FINANCIAL INSTRUMENTS:

    Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuation in securities.

----
 18

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(Unaudited)

                                                                                                                INVESTOR
                                                                                                              GROWTH FUND
                                                                                                             --------------
                                                                                                               FIDUCIARY
                                                                                                             --------------
                                                                                                              DECEMBER 10,
                                                                                                              1996 THROUGH
                                                                                                              DECEMBER 31,
                                                                                                                1996 (A)
                                                                                                             --------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.......................................................................................    $    10.00
                                                                                                                  -------
Investment Activities
  Net investment income....................................................................................          0.01
  Net realized and unrealized losses from investments......................................................         (0.06)
                                                                                                                  -------
    Total from Investment Activities.......................................................................         (0.05)
                                                                                                                  -------
Distributions
  From net investment income...............................................................................         (0.01)
                                                                                                                  -------
    Total Distributions....................................................................................         (0.01)
                                                                                                                  -------
NET ASSET VALUE,
 END OF PERIOD.............................................................................................    $     9.94
                                                                                                                  -------
                                                                                                                  -------
Total Return (Excludes Sales Charge).......................................................................        (0.48)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........................................................................    $   17,237
  Ratio of expenses to average net assets..................................................................          0.20%(c)
  Ratio of net investment income to average net assets.....................................................          2.32%(c)
  Ratio of expenses to average net assets*.................................................................          0.34%(c)
  Ratio of net investment income to average net assets*....................................................          2.18%(c)
  Portfolio turnover (d)...................................................................................          0.00%

----------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from commencement of operations.
      (b)  Not annualized.

      (c)  Annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(Unaudited)

                                                                                                             INVESTOR GROWTH
                                                                                                                  FUNDS
                                                                                                             ---------------
                                                                                                                 CLASS A
                                                                                                             ---------------
                                                                                                              DECEMBER 10,
                                                                                                              1996 THROUGH
                                                                                                              DECEMBER 31,
                                                                                                                1996 (A)
                                                                                                             ---------------
NET ASSET VALUE,
  BEGINNING OF PERIOD......................................................................................     $   10.00
                                                                                                                   ------
Investment Activities
  Net investment income....................................................................................          0.01
  Net realized and unrealized losses from investments......................................................         (0.05)
                                                                                                                   ------
    Total from Investment Activities.......................................................................         (0.04)
                                                                                                                   ------
Distributions
  From net investment income...............................................................................          0.00
                                                                                                                   ------
    Total Distributions....................................................................................          0.00
                                                                                                                   ------
NET ASSET VALUE,
  END OF PERIOD............................................................................................     $    9.96
                                                                                                                   ------
                                                                                                                   ------
Total Return (Excludes Sales Charge).......................................................................        (0.40)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........................................................................     $     (e)
  Ratio of expenses to average net assets..................................................................          0.45%(c)
  Ratio of net investment income to average net assets.....................................................          1.67%(c)
  Ratio of expenses to average net assets*.................................................................          0.59%(c)
  Ratio of net investment income to average net assets*....................................................          1.53%(c)
  Portfolio turnover (d)...................................................................................          0.00%

----------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from commencement of operations.

      (b)  Not annualized.

      (c)  Annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (e)  Net assets are less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

----
 20

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(Unaudited)

                                                                                                             INVESTOR GROWTH
                                                                                                                  FUND
                                                                                                             ---------------
                                                                                                                 CLASS B
                                                                                                             ---------------
                                                                                                              DECEMBER 10,
                                                                                                              1996 THROUGH
                                                                                                              DECEMBER 31,
                                                                                                                1996 (A)
                                                                                                             ---------------
NET ASSET VALUE,
  BEGINNING OF PERIOD......................................................................................     $   10.00
Investment Activities
  Net investment income....................................................................................          0.01
  Net realized and unrealized losses from investments......................................................         (0.05)
                                                                                                                   ------
    Total from Investment Activities.......................................................................         (0.04)
                                                                                                                   ------
Distributions
  From net investment income...............................................................................          0.00
                                                                                                                   ------
    Total Distributions....................................................................................          0.00
                                                                                                                   ------
NET ASSET VALUE,
  END OF PERIOD............................................................................................     $    9.96
                                                                                                                   ------
                                                                                                                   ------
Total Return (Excludes Sales Charge).......................................................................        (0.40)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........................................................................     $     (e)
  Ratio of expenses to average net assets..................................................................          1.20%(c)
  Ratio of net investment income to average net assets.....................................................          1.67%(c)
  Ratio of expenses to average net assets*.................................................................          1.34%(c)
  Ratio of net investment income to average net assets*....................................................          1.53%(c)
  Portfolio turnover (d)...................................................................................          0.00%

----------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from commencement of operations.

      (b)  Not annualized.

      (c)  Annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (e)  Net assets are less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(Unaudited)

                                                                                                                INVESTOR
                                                                                                                GROWTH &
                                                                                                              INCOME FUND
                                                                                                             --------------
                                                                                                               FIDUCIARY
                                                                                                             --------------
                                                                                                              DECEMBER 10,
                                                                                                              1996 THROUGH
                                                                                                              DECEMBER 31,
                                                                                                                1996 (A)
                                                                                                             --------------
NET ASSET VALUE,
  BEGINNING OF PERIOD......................................................................................    $    10.00
                                                                                                                  -------
Investment Activities
  Net investment income....................................................................................          0.02
  Net realized and unrealized losses from investments......................................................         (0.06)
                                                                                                                  -------
    Total from Investment Activities.......................................................................         (0.04)
                                                                                                                  -------
Distributions
  From net investment income...............................................................................         (0.02)
                                                                                                                  -------
    Total Distributions....................................................................................         (0.02)
                                                                                                                  -------
NET ASSET VALUE,
  END OF PERIOD............................................................................................    $     9.94
                                                                                                                  -------
                                                                                                                  -------
Total Return (Excludes Sales Charge).......................................................................        (0.43)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........................................................................    $   19,056
  Ratio of expenses to average net assets..................................................................          0.16%(c)
  Ratio of net investment income to average net assets.....................................................          3.24%(c)
  Ratio of expenses to average net assets*.................................................................          0.29%(c)
  Ratio of net investment income to average net assets*....................................................          3.11%(c)
  Portfolio turnover (c)...................................................................................          2.30%

----------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from commencement of operations.

      (b)  Not annualized.

      (c)  Annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----
 22

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(Unaudited)

                                                                                                             INVESTOR GROWTH
                                                                                                              & INCOME FUND
                                                                                                             ---------------
                                                                                                                 CLASS A
                                                                                                             ---------------
                                                                                                              DECEMBER 10,
                                                                                                              1996 THROUGH
                                                                                                              DECEMBER 31,
                                                                                                                1996 (A)
                                                                                                             ---------------
NET ASSET VALUE,
  BEGINNING OF PERIOD......................................................................................     $   10.00
                                                                                                                   ------
Investment Activities
  Net investment income....................................................................................          0.01
  Net realized and unrealized losses from investments......................................................         (0.07)
                                                                                                                   ------
    Total from Investment Activities.......................................................................         (0.06)
                                                                                                                   ------
Distributions
  From net investment income...............................................................................          0.00
                                                                                                                   ------
    Total Distributions....................................................................................          0.00
                                                                                                                   ------
NET ASSET VALUE,
  END OF PERIOD............................................................................................     $    9.94
                                                                                                                   ------
                                                                                                                   ------
Total Return (Excludes Sales Charge).......................................................................        (0.60)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........................................................................     $     (e)
  Ratio of expenses to average net assets..................................................................          0.41%(c)
  Ratio of net investment income to average net assets.....................................................          1.67%(c)
  Ratio of expenses to average net assets*.................................................................          0.54%(c)
  Ratio of net investment income to average net assets*....................................................          1.54%(c)
  Portfolio turnover (d)...................................................................................          2.30%

----------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from commencement of operations.

      (b)  Not annualized.

      (c)  Annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (e)  Net assets are less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(Unaudited)

                                                                                                             INVESTOR GROWTH
                                                                                                              & INCOME FUND
                                                                                                             ---------------
                                                                                                                 CLASS B
                                                                                                             ---------------
                                                                                                              DECEMBER 10,
                                                                                                              1996 THROUGH
                                                                                                              DECEMBER 31,
                                                                                                                1996 (A)
                                                                                                             ---------------
NET ASSET VALUE,
  BEGINNING OF PERIOD......................................................................................     $   10.00
                                                                                                                   ------
Investment Activities
  Net investment income....................................................................................          0.01
  Net realized and unrealized losses from investments......................................................         (0.07)
                                                                                                                   ------
    Total from Investment Activities.......................................................................         (0.06)
                                                                                                                   ------
Distributions
  From net investment income...............................................................................          0.00
                                                                                                                   ------
    Total Distributions....................................................................................          0.00
                                                                                                                   ------
NET ASSET VALUE,
  END OF PERIOD............................................................................................     $    9.94
                                                                                                                   ------
                                                                                                                   ------
Total Return (Excludes Sales Charge).......................................................................        (0.60)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........................................................................     $     (e)
  Ratio of expenses to average net assets..................................................................          1.16%(c)
  Ratio of net investment income to average net assets.....................................................          1.67%(c)
  Ratio of expenses to average net assets*.................................................................          1.29%(c)
  Ratio of net investment income to average net assets*....................................................          1.54%(c)
  Portfolio turnover (d)...................................................................................          2.30%

----------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from commencement of operations.

      (b)  Not annualized.

      (c)  Annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (e)  Net assets are less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

----
 24

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(Unaudited)

                                                                                                                INVESTOR
                                                                                                              CONSERVATIVE
                                                                                                               GROWTH FUND
                                                                                                             ---------------
                                                                                                                FIDUCIARY
                                                                                                             ---------------
                                                                                                              DECEMBER 10,
                                                                                                              1996 THROUGH
                                                                                                              DECEMBER 31,
                                                                                                                1996 (A)
                                                                                                             ---------------
NET ASSET VALUE,
  BEGINNING OF PERIOD......................................................................................     $   10.00
                                                                                                                   ------
Investment Activities
  Net investment income....................................................................................          0.03
  Net realized and unrealized losses from investments......................................................         (0.06)
                                                                                                                   ------
    Total from Investment Activities.......................................................................         (0.03)
                                                                                                                   ------
Distributions
  From net investment income...............................................................................         (0.03)
                                                                                                                   ------
    Total Distributions....................................................................................         (0.03)
                                                                                                                   ------
NET ASSET VALUE,
  END OF PERIOD............................................................................................     $    9.94
                                                                                                                   ------
                                                                                                                   ------
Total Return (Excludes Sales Charge).......................................................................        (0.42)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........................................................................     $   9,141
  Ratio of expenses to average net assets..................................................................          0.16%(c)
  Ratio of net investment income to average net assets.....................................................          5.01%(c)
  Ratio of expenses to average net assets*.................................................................          0.29%(c)
  Ratio of net investment income to average net assets*....................................................          4.88%(c)
  Portfolio turnover (d)...................................................................................          0.00%

----------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from commencement of operations.

      (b)  Not annualized.

      (c)  Annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(Unaudited)

                                                                                                      INVESTOR CONSERVATIVE
                                                                                                           GROWTH FUND
                                                                                                     -----------------------
                                                                                                             CLASS A
                                                                                                     -----------------------
                                                                                                          DECEMBER 10,
                                                                                                          1996 THROUGH
                                                                                                          DECEMBER 31,
                                                                                                            1996 (A)
                                                                                                     -----------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD..............................................................................         $   10.00
                                                                                                               ------
Investment Activities
  Net investment income............................................................................              0.00
  Net realized and unrealized losses from investments..............................................             (0.07)
                                                                                                               ------
    Total from Investment Activities...............................................................             (0.07)
                                                                                                               ------
Distributions
  From net investment income.......................................................................              0.00
                                                                                                               ------
    Total Distributions............................................................................              0.00
                                                                                                               ------
NET ASSET VALUE,
  END OF PERIOD....................................................................................         $    9.93
                                                                                                               ------
                                                                                                               ------
Total Return (Excludes Sales Charge)...............................................................            (0.70)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)................................................................         $     (e)
  Ratio of expenses to average net assets..........................................................              0.41%(c)
  Ratio of net investment income to average net assets.............................................              0.00%(c)
  Ratio of expenses to average net assets*.........................................................              0.54%(c)
  Ratio of net investment income (loss) to average net assets*.....................................            (0.13)%(c)
  Portfolio turnover (d)...........................................................................              0.00%

----------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from commencement of operations.

      (b)  Not annualized.

      (c)  Annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (e)  Net assets are less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

----
 26

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(Unaudited)

                                                                                                                INVESTOR
                                                                                                              CONSERVATIVE
                                                                                                              GROWTH FUND
                                                                                                             --------------
                                                                                                                CLASS B
                                                                                                             --------------
                                                                                                              DECEMBER 10,
                                                                                                              1996 THROUGH
                                                                                                              DECEMBER 31,
                                                                                                                1996 (a)
                                                                                                             --------------
NET ASSET VALUE,
  BEGINNING OF PERIOD......................................................................................    $    10.00
                                                                                                                  -------
Investment Activities
  Net investment income....................................................................................          0.00
  Net realized and unrealized losses from investments......................................................         (0.07)
                                                                                                                  -------
    Total from Investment Activities.......................................................................         (0.07)
                                                                                                                  -------
Distributions
  From net investment income...............................................................................          0.00
                                                                                                                  -------
    Total Distributions....................................................................................          0.00
                                                                                                                  -------
NET ASSET VALUE,
  END OF PERIOD............................................................................................    $     9.93
                                                                                                                  -------
                                                                                                                  -------
Total Return (Excludes Sales Charge).......................................................................        (0.70)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........................................................................    $      (e)
  Ratio of expenses to average net assets..................................................................          1.16%(c)
  Ratio of net investment income to average net assets.....................................................          0.00%(c)
  Ratio of expenses to average net assets*.................................................................          1.29%(c)
  Ratio of net investment income to average net assets*....................................................        (0.13)%(c)
  Portfolio turnover (d)...................................................................................          0.00%

----------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from commencement of operations.

      (b)  Not annualized.

      (c)  Annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (e)  Net assets are less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(Unaudited)

                                                                                                                INVESTOR
                                                                                                             BALANCED FUND
                                                                                                             --------------
                                                                                                               FIDUCIARY
                                                                                                             --------------
                                                                                                              DECEMBER 10,
                                                                                                              1996 THROUGH
                                                                                                              DECEMBER 31,
                                                                                                                1996 (A)
                                                                                                             --------------
NET ASSET VALUE,
  BEGINNING OF PERIOD......................................................................................    $    10.00
                                                                                                                  -------
Investment Activities
  Net investment income....................................................................................          0.02
  Net realized and unrealized losses from investments......................................................         (0.06)
                                                                                                                  -------
    Total from Investment Activities.......................................................................         (0.04)
                                                                                                                  -------
Distributions
  From net investment income...............................................................................         (0.02)
                                                                                                                  -------
    Total Distributions....................................................................................         (0.02)
                                                                                                                  -------
NET ASSET VALUE,
  END OF PERIOD............................................................................................    $     9.94
                                                                                                                  -------
                                                                                                                  -------
Total Return (Excludes Sales Charge).......................................................................        (0.39)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........................................................................    $   43,220
  Ratio of expenses to average net assets..................................................................          0.14%(c)
  Ratio of net investment income to average net assets.....................................................          4.30%(c)
  Ratio of expenses to average net assets*.................................................................          0.27%(c)
  Ratio of net investment income to average net assets*....................................................          4.17%(c)
  Portfolio turnover (d)...................................................................................          0.00%

----------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from commencement of operations.

      (b)  Not annualized.

      (c)  Annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----
 28

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(Unaudited)

                                                                                                                INVESTOR
                                                                                                              BALANCED FUND
                                                                                                             ---------------
                                                                                                                 CLASS A
                                                                                                             ---------------
                                                                                                              DECEMBER 10,
                                                                                                              1996 THROUGH
                                                                                                              DECEMBER 31,
                                                                                                                1996 (A)
                                                                                                             ---------------
NET ASSET VALUE,
  BEGINNING OF PERIOD......................................................................................     $   10.00
                                                                                                                   ------
Investment Activities
  Net investment income....................................................................................          0.01
  Net realized and unrealized losses from investments......................................................         (0.06)
                                                                                                                   ------
    Total from Investment Activities.......................................................................         (0.05)
                                                                                                                   ------
Distributions
  From net investment income...............................................................................          0.00
                                                                                                                   ------
    Total Distributions....................................................................................          0.00
                                                                                                                   ------
NET ASSET VALUE,
  END OF PERIOD............................................................................................     $    9.95
                                                                                                                   ------
                                                                                                                   ------
Total Return (Excludes Sales Charge).......................................................................        (0.50)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........................................................................     $     (e)
  Ratio of expenses to average net assets..................................................................          0.39%(c)
  Ratio of net investment to average net assets............................................................          1.67%(c)
  Ratio of expenses to average net assets*.................................................................          0.52%(c)
  Ratio of net investment to average net assets*...........................................................          1.54%(c)
  Portfolio turnover (d)...................................................................................          0.00%

----------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from commencement of operations.

      (b)  Not annualized.

      (c)  Annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (e)  Net assets are less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(Unaudited)

                                                                                                                INVESTOR
                                                                                                              BALANCED FUND
                                                                                                             ---------------
                                                                                                                 CLASS B
                                                                                                             ---------------
                                                                                                              DECEMBER 10,
                                                                                                              1996 THROUGH
                                                                                                              DECEMBER 31,
                                                                                                                1996 (A)
                                                                                                             ---------------
NET ASSET VALUE,
  BEGINNING OF PERIOD......................................................................................     $   10.00
                                                                                                                   ------
Investment Activities
  Net investment income....................................................................................          0.01
  Net realized and unrealized losses from investments......................................................         (0.06)
                                                                                                                   ------
    Total from Investment Activities.......................................................................         (0.05)
                                                                                                                   ------
Distributions
  From net investment income...............................................................................          0.00
                                                                                                                   ------
    Total Distributions....................................................................................          0.00
                                                                                                                   ------
NET ASSET VALUE,
  END OF PERIOD............................................................................................     $    9.95
                                                                                                                   ------
                                                                                                                   ------
Total Return (Excludes Sales Charge).......................................................................        (0.50)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........................................................................     $     (e)
  Ratio of expenses to average net assets..................................................................          1.14%(c)
  Ratio of net investment income to average net assets.....................................................          1.67%(c)
  Ratio of expenses to average net assets*.................................................................          1.27%(c)
  Ratio of net investment income to average net assets*....................................................          1.54%(c)
  Portfolio turnover (d)...................................................................................          0.00%

----------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from commencement of operations.

      (b)  Not annualized.

      (c)  Annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (e)  Net assets are less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

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